MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED MAY 29, 2020

TO THE PROSPECTUS DATED NOVEMBER 29, 2019

The section entitled “How We Manage Your Money—More About Our Investment Strategies—Disclosure of Portfolio Holdings” is hereby deleted and replaced with the following:

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the Portfolio’s statement of additional information. A list of the Portfolio’s portfolio holdings is available at www.nuveen.com/resource-center and clicking on the “Nuveen fund holdings” link. By following this link, you can obtain a complete list of the Portfolio’s holdings as of the end of the most recent month. This information will remain available on the website until the Portfolio files with the Securities and Exchange Commission its annual, semi-annual or quarterly holdings report for the fiscal period that includes the date(s) as of which the website information is current.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MAPSP-0520P

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED MAY 29, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2019

The first paragraph of the section entitled “Disclosure of Portfolio Holdings” is deleted and replaced with the following:

The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Portfolio’s holdings. In accordance with this policy, the Portfolio may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the publicly accessible website www.nuveen.com/resource-center. A complete list of portfolio holdings information is generally made available on this website as of the end of each month, approximately two to five business days after the end of the month for which the information is current. This information will remain available on the website at least until the Portfolio files with the SEC its Form N-CSR or Form N-PORT for the period that includes the date as of which the website information is current.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MAPSAI-0520P